Basis of Presentation	6 Months Ended
Jun. 30, 2016
Basis Of Presentation
Basis of Presentation

NOTE A – Basis of Presentation

The condensed consolidated financial statements of SoOum Corp. (the “Company”) included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  Certain information and footnote disclosures normally included in financial statements prepared in conjunction with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the annual audited financial statements and the notes thereto included in the Company’s Form 10-K, and other reports filed with the SEC.

The accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows of the Company for the interim periods presented.  The results of operations for these periods are not necessarily comparable to, or indicative of, results of any other interim period or for the fiscal year taken as a whole.  Certain information that is not required for interim financial reporting purposes has been omitted.

Principles of Consolidation

The consolidated financial statements include the accounts of SoOum Corp., and its wholly owned subsidiaries; Nature Vision, Inc. and SoOum (the “Company”).  All significant inter-company balances have been eliminated in consolidation.